Lehman Brothers Income Funds®

Neuberger Berman Core Bond Fund	Neuberger Berman Strategic Income Fund

Supplement to the Prospectuses dated February 28, 2009

Neuberger Berman Core Bond Fund:

The following replaces the section entitled “Portfolio Managers” on page 11 of the Class A and C Prospectus, on page 11 of the Institutional Class Prospectus and on page 18 of the Investor Class Prospectus:

Portfolio Managers

The Fund is managed by a team consisting of the following Portfolio Managers:

Thanos Bardas is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Lehman Brothers Asset Management LLC. He joined the firm in 1998. Mr. Bardas is responsible for portfolio management and quantitative strategies within the firm’s Institutional Asset Management division. In addition, he is a member of the Portfolio Strategy Committee and serves on specialty investment grade teams. Mr. Bardas has been a Portfolio Manager of the Fund since February 2008.

David M. Brown is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Lehman Brothers Asset Management LLC. He re-joined the firm in January 2003. Mr. Brown is Head of Investment Grade Corporate Strategies and Head of Corporate Trading. He is a member of the Investment Grade Strategy Committee and is responsible for determining credit exposures across various portfolio strategies and for managing the credit trading group. Mr. Brown has been a Portfolio Manager of the Fund since February 2008.

Andrew A. Johnson is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He joined the predecessor to Lehman Brothers Asset Management LLC (Lincoln Capital Management Company) in 1989. Mr. Johnson is the Head of Investment Grade Fixed Income and the Chief Investment Officer for Investment Grade Strategies with responsibility for the overall direction of the investment process and research. Mr. Johnson is a member of the Investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products team. Mr. Johnson has been a Portfolio Manager of the Fund since April 2009. Formerly, Mr. Johnson managed the Fund, as well as its predecessor, from its inception until February 2007.

Bradley C. Tank is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He joined the firm in 2002 after 23 years of experience in trading and asset management. Mr. Tank is also the Chairman, Chief Executive Officer, Board Member and Managing Director of Lehman Brothers Asset Management LLC. From 1990 to 2002, Mr. Tank was Director of Fixed Income for another investment manager. Mr. Tank has been a Portfolio Manager of the Fund since April 2009.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of Fund securities.

Neuberger Berman Strategic Income Fund:

The following replaces the section entitled “Portfolio Managers” on page 23 of the Class A and C Prospectus, on page 22 of the Institutional Class Prospectus and on page 11 of the Trust Class Prospectus:

Portfolio Managers

The Fund is managed by a team consisting of the following Portfolio Managers, each of whom has managed the Fund since April 2009 (except for Bradley C. Tank, who has managed the Fund since February 2008):

Thanos Bardas is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Lehman Brothers Asset Management LLC. He joined the firm in 1998. Mr. Bardas is responsible for portfolio management and quantitative strategies within the firm’s Institutional Asset Management division. In addition, he is a member of the Portfolio Strategy Committee and serves on specialty investment grade teams.

David M. Brown is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Lehman Brothers Asset Management LLC. He re-joined the firm in January 2003. Mr. Brown is Head of Investment Grade Corporate Strategies and Head of Corporate Trading. He is a member of the Investment Grade Strategy Committee and is responsible for determining credit exposures across various portfolio strategies and for managing the credit trading group.

Andrew A. Johnson is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He joined the predecessor to Lehman Brothers Asset Management LLC (Lincoln Capital Management Company) in 1989. Mr. Johnson is the Head of Investment Grade Fixed Income and the Chief Investment Officer for Investment Grade Strategies with responsibility for the overall direction of the investment process and research. Mr. Johnson is a member of the Investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products team.

Bradley C. Tank is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He joined the firm in 2002 after 23 years of experience in trading and asset management. Mr. Tank is also the Chairman, Chief Executive Officer, Board Member and Managing Director of Lehman Brothers Asset Management LLC. From 1990 to 2002, Mr. Tank was Director of Fixed Income for another investment manager.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

The date of this supplement is April 24, 2009.

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